FINANCIAL ASSETS AND LIABILITIES - Summary of Probable Scenario Considers Estimated Interest Rate (Detail)	Dec. 31, 2022
Probable [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	13.35%
Probable [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	13.25%
Probable [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	8.00%
Probable [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.00%
Probable [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.98%
Probable [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.45%
Probable [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.43%
Probable [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.25%
25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	16.69%
25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	16.57%
25% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	9.75%
25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	8.75%
25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.23%
25% [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.56%
25% [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.54%
25% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.56%
50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	20.03%
50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	19.88%
50% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	11.50%
50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	10.50%
50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.47%
50% [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.67%
50% [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.64%
50% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.88%
-25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	10.02%
-25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	9.94%
-25% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.25%
-25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.25%
-25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.74%
-25% [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.34%
-25% [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.32%
-25% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.94%
-50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.68%
-50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.63%
-50% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.50%
-50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.50%
-50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.49%
-50% [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.22%
-50% [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.21%
-50% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.63%